Accrued Other (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Other [Abstract]
Accrued Other
Accrued other consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Refund liability	$14,544	$8,306
Deferred social security taxes – COVID	378	378
Current portion of finance lease liability	425	—
Other	2,453	5,108
Total accrued other	$17,800	$13,792